Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 63,366,019	$ 63,405,336	$ 74,376,617
Liabilities:
Warrant Liability – Private Placement Warrants	2,415,000
Derivative Liability – UPO Warrants	$ 3,447,500
Level 3 [Member]
Assets:
Marketable securities held in Trust Account		63,405,336
Liabilities:
Warrant Liability – Private Placement Warrants		2,725,500
Derivative Liability – UPO Warrants		$ 3,990,000